INCOME TAXES (Reconciliation Of Statutory Tax Rate To Effective Tax Rate) (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 05, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Loss before taxes on income			$ 3,992	$ (6,292)	$ (2,905)
Statutory tax rate in Israel		25.00%	25.00%	26.50%	26.50%
Theoretical tax benefits on the above amount at the Israeli statutory tax rate			$ 998	$ (1,667)	$ (770)
Difference in basis of measurement for tax purpose			4,393	(1,938)	4,853
Change in valuation allowance, net			(8,740)	3,484	(6,784)
Non-deductible stock-based compensation			920	1,001	1,215
Non-deductible expenses			675	106	355
State deferred taxes			252	253	174
Difference and changes in tax rates	[1]		5,612	(1,846)	658
Tax contingencies			(163)	131	60
Tax credits			324	82	(491)
Impairment charges				840	1,216
Withholding taxes					1,386
Return to provision			56	(443)	227
Other			(514)	45	196
Taxes on income			$ 3,813	$ 48	$ 2,295

[1]	Mainly resulting from the Legislative Amendments described in note 18a1 which reduces the corporate income tax rate from 26.5% to 23% effective from January 1, 2018. The major change in 2016 is due to the NOLs in Israel for which the Company provided a valuation allowance.